Acquisition - Additional Information (Detail) - Groop Internet Platform Inc [Member] $ in Thousands	Nov. 01, 2020 USD ($)
Schedule Of Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Total cash consideration	$ 10,685
Acquisition-related costs	177
Non-competition agreements [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Total consideration	$ 939
Amortization period	3 years 2 months 1 day